VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—1.2%
Cargurus, Inc. Class A(1)	65,167	$ 1,957
Iridium Communications, Inc.	56,257	1,713
		3,670

Consumer Discretionary—11.6%
American Eagle Outfitters, Inc.	112,807	2,526
Asbury Automotive Group, Inc.(1)	12,648	3,018
Caesars Entertainment, Inc.(1)	38,585	1,610
Carriage Services, Inc. Class A	51,281	1,683
Dana, Inc.	287,625	3,037
KB Home	19,799	1,697
LGI Homes, Inc.(1)	12,827	1,520
Malibu Boats, Inc. Class A(1)	56,953	2,210
Signet Jewelers Ltd.	20,265	2,090
Taylor Morrison Home Corp. Class A(1)	25,941	1,823
Under Armour, Inc. Class A(1)	217,611	1,939
Wendy’s Co. (The)	142,079	2,489
Whirlpool Corp.	27,763	2,971
Winnebago Industries, Inc.	52,864	3,072
Wolverine World Wide, Inc.	184,648	3,217
YETI Holdings, Inc.(1)	40,940	1,680
		36,582

Consumer Staples—2.0%
MGP Ingredients, Inc.	35,961	2,994
PriceSmart, Inc.	18,133	1,664
Utz Brands, Inc.	87,664	1,552
		6,210

Energy—5.9%
Helmerich & Payne, Inc.	142,175	4,325
Matador Resources Co.	77,456	3,828
Ovintiv, Inc.	69,033	2,645
SM Energy Co.	70,004	2,798
Vital Energy, Inc.(1)	69,526	1,870
World Kinect Corp.	102,080	3,155
		18,621

Financials—28.2%
Associated Banc-Corp.	141,759	3,053
Axos Financial, Inc.(1)	24,425	1,536
Bancorp, Inc. (The)(1)	44,155	2,362
Blackstone Mortgage Trust, Inc. Class A	133,309	2,534
Cadence Bank	106,484	3,392
Commerce Bancshares, Inc.	99,961	5,938
Community Financial System, Inc.	127,336	7,394
Enterprise Financial Services Corp.	60,277	3,090
First Financial Bankshares, Inc.	203,580	7,534
First Interstate BancSystem, Inc. Class A	101,631	3,118
Glacier Bancorp, Inc.	70,580	3,226
HA Sustainable Infrastructure Capital, Inc.	98,355	3,390
Horace Mann Educators Corp.	77,500	2,709
	Shares	Value

Financials—continued
Independent Bank Corp.	51,932	$ 3,071
Lakeland Financial Corp.	49,493	3,223
MarketAxess Holdings, Inc.	14,482	3,710
Pathward Financial, Inc.	45,543	3,006
Pinnacle Financial Partners, Inc.	36,956	3,621
Sandy Spring Bancorp, Inc.	107,739	3,380
Southside Bancshares, Inc.	56,087	1,875
SouthState Corp.	49,025	4,764
Stock Yards Bancorp, Inc.	65,165	4,040
UMB Financial Corp.	43,375	4,559
Walker & Dunlop, Inc.	41,597	4,725
		89,250

Health Care—9.6%
Addus HomeCare Corp.(1)	35,436	4,714
CONMED Corp.	21,551	1,550
Exelixis, Inc.(1)	57,335	1,488
Globus Medical, Inc. Class A(1)	66,877	4,784
Iovance Biotherapeutics, Inc.(1)	179,948	1,690
LivaNova plc(1)	69,221	3,637
Medpace Holdings, Inc.(1)	5,507	1,838
Merit Medical Systems, Inc.(1)	30,966	3,060
Surgery Partners, Inc.(1)	49,161	1,585
Teleflex, Inc.	12,097	2,992
Ultragenyx Pharmaceutical, Inc.(1)	36,120	2,006
Xencor, Inc.(1)	47,777	961
		30,305

Industrials—10.3%
Alaska Air Group, Inc.(1)	70,073	3,168
Arcosa, Inc.	17,923	1,698
Armstrong World Industries, Inc.	24,112	3,169
Dycom Industries, Inc.(1)	11,058	2,180
ExlService Holdings, Inc.(1)	82,279	3,139
GATX Corp.	17,635	2,336
Genpact Ltd.	79,683	3,124
John Bean Technologies Corp.	35,782	3,525
MonotaRO Co., Ltd. Unsponsored ADR	96,740	1,613
NEXTracker, Inc. Class A(1)	42,805	1,604
Oshkosh Corp.	24,030	2,408
UniFirst Corp.	9,025	1,793
Watts Water Technologies, Inc. Class A	13,877	2,875
		32,632

Information Technology—3.8%
Cirrus Logic, Inc.(1)	21,498	2,670
Diodes, Inc.(1)	36,863	2,363
MKS Instruments, Inc.	12,898	1,402
RingCentral, Inc. Class A(1)	85,773	2,713
SPS Commerce, Inc.(1)	14,637	2,842
		11,990

	Shares	Value

Materials—4.9%
Cia Siderurgica Nacional S.A. Sponsored ADR	853,703	$ 2,040
Coeur Mining, Inc.(1)	434,643	2,990
FMC Corp.	48,838	3,221
Kaiser Aluminum Corp.	44,007	3,192
Quaker Chemical Corp.	12,032	2,027
Tronox Holdings plc	148,823	2,177
		15,647

Real Estate—13.7%
Alexandria Real Estate Equities, Inc.	26,751	3,177
Cousins Properties, Inc.	106,829	3,149
Douglas Emmett, Inc.	103,576	1,820
Equity LifeStyle Properties, Inc.	41,406	2,954
Essential Properties Realty Trust, Inc.	52,536	1,794
Getty Realty Corp.	101,516	3,229
Healthpeak Properties, Inc.	138,983	3,179
Jones Lang LaSalle, Inc.(1)	11,696	3,156
PotlatchDeltic Corp.	38,220	1,722
Rexford Industrial Realty, Inc.	132,366	6,659
Sunstone Hotel Investors, Inc.	293,656	3,030
Terreno Realty Corp.	97,089	6,488
UMH Properties, Inc.	154,335	3,036
		43,393

Utilities—7.3%
American States Water Co.	37,323	3,109
Avista Corp.	120,319	4,662
California Water Service Group	57,546	3,120
Chesapeake Utilities Corp.	26,599	3,303
Clearway Energy, Inc. Class C	104,514	3,206
Portland General Electric Co.	57,570	2,758
UGI Corp.	113,385	2,837
		22,995

Total Common Stocks (Identified Cost $268,144)		311,295

Total Long-Term Investments—98.5% (Identified Cost $268,144)		311,295

TOTAL INVESTMENTS—98.5% (Identified Cost $268,144)		$311,295
Other assets and liabilities, net—1.5%		4,665
NET ASSETS—100.0%		$315,960

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Country Weightings†
United States	95%
United Kingdom	2
Bermuda	2
Brazil	1
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$311,295	$311,295
Total Investments	$311,295	$311,295
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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